Mineral Interests, Property and Equipment	12 Months Ended
Dec. 31, 2021
Disclosure of Mineral Interests, Property and Equipment Explanatory [Abstract]
Mineral Interests, Property and Equipment
9.	Mineral Interests, Property and Equipment

($000s)	Mineral interests	Construction in progress	Property & equipment	Right-of-use assets	Total
Cost
As at January 1, 2020	425,671	-	-	307	425,978
Additions	165,775	-	-	-	165,775
As at December 31, 2020	591,446	-	-	307	591,753
Additions	40,559	27,061	2,963	100	70,683
As at December 31, 2021	632,005	27,061	2,963	407	662,436
Accumulated Depreciation
As at January 1, 2020	-	-	-	(36)	(36)
Depreciation expense	-	-	-	(36)	(36)
As at December 31, 2020	-	-	-	(72)	(72)
Depreciation expense [1]	-	-	-	(85)	(85)
As at December 31, 2021	-	-	-	(157)	(157)
Net Book Value
As at December 31, 2020	591,446	-	-	235	591,681
As at December 31, 2021	632,005	27,061	2,963	250	662,279

1)	Depreciation expense related to equipment is capitalized to construction in progress.

Mineral interests expenditures on projects are considered as exploration and evaluation and their related costs consist of the following:

($000s)	January 1, 2021	Acquisitions	Expenditures [1]	December 31, 2021
KSM	444,167	-	27,607	471,774
Courageous Lake	76,522	-	654	77,176
Iskut	37,949	-	3,830	41,779
Snowstorm	24,924	-	6,547	31,471
3 Aces	7,113	-	1,921	9,034
Grassy Mountain	771	-	-	771
	591,446	-	40,559	632,005

($000s)	January 1, 2020	Acquisitions	Expenditures	December 31, 2020
KSM	296,509	127,530	20,128	444,167
Courageous Lake	75,721	-	801	76,522
Iskut	32,215	-	5,734	37,949
Snowstorm	20,455	-	4,469	24,924
3 Aces	-	6,564	549	7,113
Grassy Mountain	771	-	-	771
	425,671	134,094	31,681	591,446

1)	During the year ended December 31, 2021, the Company added an aggregate of $44.4 million of expenditures to the mineral interests. The total expenditure was reduced by a $3.9 million credit for reclassification of receivables, related to the BCMETC program, from mineral interests to long-term receivables (refer to note 8).

Continued exploration of the Company’s mineral properties is subject to certain lease payments, project holding costs, rental fees and filing fees.

a)	KSM (Kerr-Sulphurets-Mitchell)

In 2001, the Company purchased a 100% interest in contiguous claim blocks in the Skeena Mining Division, British Columbia. The vendor maintains a 1% net smelter royalty interest on the project, subject to maximum aggregate royalty payments of $4.5 million. The Company is obligated to purchase the net smelter royalty interest for the price of $4.5 million in the event that a positive feasibility study demonstrates a 10% or higher internal rate of return after tax and financing costs.

In 2011 and 2012, the Company completed agreements granting a third party an option to acquire a 2% net smelter royalty on all gold and silver production sales from KSM for a payment equal to the lesser of $160 million or US$200 million. The option is exercisable for a period of 60 days following the announcement of receipt of all material approvals and permits, full project financing and certain other conditions for the KSM Project.

In December 2020, the Company purchased the Snowfield (renamed East Mitchell) property from Pretium Resources Inc. The East Mitchell property, located in the same valley that hosts KSM's Mitchell deposit, was purchased for US$100 million ($127.5 million) in cash, a 1.5% net smelter royalty on East Mitchell property production, and a conditional payment of US$20 million, payable following the earlier of (i) commencement of commercial production from East Mitchell property, and (ii) announcement by the Company of a bankable feasibility study which includes production of reserves from the East Mitchell property. US$15 million of the conditional payment can be credited against future royalty payments.

b)	Courageous Lake

In 2002, the Company purchased a 100% interest in the Courageous Lake gold project from Newmont Canada Limited and Total Resources (Canada) Limited. The Courageous Lake gold project consists of mining leases located in Northwest Territories of Canada.

c)	Iskut

On June 21, 2016, the Company purchased 100% of the common shares of SnipGold Corp. which owns the Iskut Project, located in northwestern British Columbia.

d)	Snowstorm

In 2017, the Company purchased 100% of the common shares of Snowstorm Exploration LLC which owns the Snowstorm Project, located in northern Nevada. In connection with the acquisition, the Company has agreed to make a conditional cash payment of US$2.5 million if exploration activities at the Snowstorm Project result in defining a minimum of five million ounces of gold resources compliant with National Instrument 43-101 and a further cash payment of US$5.0 million on the delineation of an additional five million ounces of gold resources.

e)	3 Aces

In 2020, the Company acquired a 100% interest in the 3 Aces gold project in the Yukon, Canada from Golden Predator Mining Corp. through the issuance of 300,000 common shares valued at $6.6 million. Should the project attain certain milestones, including the confirmation of a National Instrument 43-101 compliant mineral resource of 2.5 million ounces of gold, the Company will pay an additional $1 million, and upon confirmation of an aggregate mineral resource of 5 million ounces of gold, the Company will potentially pay an additional $1.25 million.

f)	Grassy Mountain

In 2013, the Company sold 100% of its interest in the Grassy Mountain Project with a net book value of $0.8 million retained within mineral properties, related to the option to either receive, at the discretion of the Company, a 10% net profits interest royalty or a $10 million cash payment. Settlement is due four months after the later of: the day that the Company receives a feasibility study on the project; and the day that the Company is notified that permitting and bonding for the mine is in place. The current owner of the Grassy Mountain Project is Paramount who completed a feasibility study in 2020 but they have not notified the Company that permitting and bonding for the mine is in place.